Trade Payables, Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of Accrued Expenses and Other Payables

The table below shows the breakdown of the Accrued expenses and other payables by category:

in CHF thousands	As of December 31, 2024	As of December 31, 2023
Product development related expenses	13,702	2,801
Personnel related expenses	3,696	2,301
General and administration related expenses	749	765
Other payables	51	81
Total	18,198	5,948